SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2015
Valuation and Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts Disclosure
SCHEDULE II
AMGEN INC.
VALUATION AND QUALIFYING ACCOUNTS
Years ended December 31, 2015, 2014 and 2013
(In millions)

Allowance for doubtful accounts	Balance at beginning of period	Additions charged to costs and expenses	Other additions	Deductions	Balance at end of period
Year ended December 31, 2015	$50	$18	$—	$13	$55
Year ended December 31, 2014	$59	$3	$—	$12	$50
Year ended December 31, 2013	$61	$5	$—	$7	$59